UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund (formerly, Eaton Vance Risk-Managed Equity Option Fund)

Eaton Vance

Hedged Stock Fund

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 4.2%
Boeing Co. (The)	1,200	$181,020
Honeywell International, Inc.	3,900	400,842
Spirit AeroSystems Holdings, Inc., Class A(1)	3,608	177,550
United Technologies Corp.	5,150	627,836

		$1,387,248

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	3,246	$241,178

		$241,178

Auto Components — 1.0%
Dana Holding Corp.	14,718	$321,588

		$321,588

Banks — 5.2%
Bank of America Corp.	21,115	$333,828
Citigroup, Inc.	6,629	347,492
JPMorgan Chase & Co.	8,607	527,437
PNC Financial Services Group, Inc. (The)	5,605	515,436

		$1,724,193

Beverages — 1.6%
Constellation Brands, Inc., Class A(1)	4,604	$528,171

		$528,171

Biotechnology — 3.8%
AMAG Pharmaceuticals, Inc.(1)	9,354	$460,498
Biogen Idec, Inc.(1)	426	174,485
Celgene Corp.(1)	1,438	174,760
Gilead Sciences, Inc.(1)	4,172	431,927

		$1,241,670

Building Products — 1.0%
Armstrong World Industries, Inc.(1)	6,166	$344,248

		$344,248

Capital Markets — 2.9%
Affiliated Managers Group, Inc.(1)	2,345	$507,505
Blackstone Group LP (The)	12,123	454,128

		$961,633

Chemicals — 1.0%
Monsanto Co.	2,673	$321,909

		$321,909

Communications Equipment — 1.8%
QUALCOMM, Inc.	8,337	$604,516

		$604,516

Consumer Finance — 1.1%
Discover Financial Services	5,695	$347,281

		$347,281

Security	Shares	Value
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	15,090	$746,201

		$746,201

Electric Utilities — 1.7%
NextEra Energy, Inc.	5,429	$561,684

		$561,684

Electrical Equipment — 1.5%
Eaton Corp. PLC	6,821	$484,359

		$484,359

Electronic Equipment, Instruments & Components — 0.9%
Belden, Inc.	3,400	$301,852

		$301,852

Energy Equipment & Services — 1.2%
Halliburton Co.	9,503	$408,059

		$408,059

Food & Staples Retailing — 3.2%
Kroger Co. (The)	5,455	$388,123
Sprouts Farmers Market, Inc.(1)	12,650	465,647
Wal-Mart Stores, Inc.	2,529	212,259

		$1,066,029

Food Products — 3.0%
General Mills, Inc.	7,300	$392,667
Pinnacle Foods, Inc.	16,109	584,757

		$977,424

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	6,728	$522,026

		$522,026

Health Care Providers & Services — 2.6%
Aetna, Inc.	4,208	$418,906
Amsurg Corp.(1)	6,978	419,378

		$838,284

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	3,208	$299,900

		$299,900

Industrial Conglomerates — 1.4%
General Electric Co.	17,490	$454,565

		$454,565

Insurance — 4.1%
ACE, Ltd.	5,995	$683,490
Aflac, Inc.	10,823	673,732

		$1,357,222

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)	1,137	$432,242
Priceline Group, Inc. (The)(1)	313	387,331

		$819,573

Internet Software & Services — 4.1%
Facebook, Inc., Class A(1)	5,271	$416,251
Google, Inc., Class C(1)	1,468	819,731
Twitter, Inc.(1)	2,000	96,160

		$1,332,142

Security	Shares	Value
IT Services — 2.4%
Fiserv, Inc.(1)	4,354	$339,917
Visa, Inc., Class A	1,689	458,242

		$798,159

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	2,483	$322,790

		$322,790

Machinery — 0.6%
Trinity Industries, Inc.	5,800	$194,996

		$194,996

Media — 4.3%
CBS Corp., Class B	5,978	$353,300
Comcast Corp., Class A	10,122	601,044
Walt Disney Co. (The)	4,551	473,668

		$1,428,012

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	5,999	$129,758

		$129,758

Multi-Utilities — 1.4%
Sempra Energy	4,325	$467,965

		$467,965

Multiline Retail — 2.1%
Big Lots, Inc.	7,085	$338,025
Dollar General Corp.(1)	4,800	348,576

		$686,601

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	4,885	$411,463
Devon Energy Corp.	4,859	299,266
Exxon Mobil Corp.	7,816	692,029
Occidental Petroleum Corp.	5,461	425,303
Phillips 66	6,749	529,526

		$2,357,587

Paper & Forest Products — 1.7%
International Paper Co.	9,940	$560,715

		$560,715

Pharmaceuticals — 5.9%
Eli Lilly & Co.	5,947	$417,301
Merck & Co., Inc.	10,466	612,680
Roche Holding AG ADR	8,321	283,996
Teva Pharmaceutical Industries, Ltd. ADR	10,875	620,092

		$1,934,069

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	2,701	$454,686
Public Storage	2,385	470,370

		$925,056

Semiconductors & Semiconductor Equipment — 1.5%
Spansion, Inc., Class A(1)	13,522	$487,874

		$487,874

Software — 5.5%
Mentor Graphics Corp.	10,300	$241,638
Microsoft Corp.	21,391	937,995
Oracle Corp.	12,808	561,247
Workiva, Inc.(1)	5,725	73,280

		$1,814,160

Security	Shares	Value
Specialty Retail — 1.9%
Home Depot, Inc. (The)	5,431	$623,207

		$623,207

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	9,572	$1,229,619

		$1,229,619

Tobacco — 2.2%
Altria Group, Inc.	12,643	$711,675

		$711,675

Trading Companies & Distributors — 1.3%
W.W. Grainger, Inc.	1,739	$411,987

		$411,987

Total Common Stocks (identified cost $28,165,158)		$33,277,185

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,980	3/6/15	$525
S&P 500 Index	13	2,015	3/13/15	2,795
S&P 500 Index	10	2,010	3/20/15	4,250
S&P 500 Index	10	2,035	3/27/15	9,950
S&P 500 Index FLEX	15	1,885	3/2/15	0
S&P 500 Index FLEX	13	1,960	3/4/15	10
S&P 500 Index FLEX	15	1,950	3/9/15	276
S&P 500 Index FLEX	13	1,980	3/11/15	1,018
S&P 500 Index FLEX	13	2,015	3/16/15	4,763
S&P 500 Index FLEX	12	2,020	3/18/15	5,804
S&P 500 Index FLEX	10	2,025	3/23/15	7,437
S&P 500 Index FLEX	10	2,045	3/25/15	10,842

Total Put Options Purchased (identified cost $175,490)				$47,670

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$93	$92,769

Total Short-Term Investments (identified cost $92,769)		$92,769

Total Investments — 101.6% (identified cost $28,433,417)		$33,417,624

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$2,100	3/6/15	$(19,875)
S&P 500 Index	13	2,125	3/13/15	(7,605)
S&P 500 Index	10	2,125	3/20/15	(10,150)
S&P 500 Index	10	2,135	3/27/15	(10,100)
S&P 500 Index FLEX	15	2,036	3/2/15	(103,038)
S&P 500 Index FLEX	13	2,078	3/4/15	(37,798)
S&P 500 Index FLEX	15	2,087	3/9/15	(38,846)
S&P 500 Index FLEX	13	2,101	3/11/15	(23,754)
S&P 500 Index FLEX	13	2,129	3/16/15	(11,479)
S&P 500 Index FLEX	12	2,127	3/18/15	(12,691)
S&P 500 Index FLEX	10	2,139	3/23/15	(8,944)
S&P 500 Index FLEX	10	2,141	3/25/15	(9,104)

Total Call Options Written (premiums received $181,113)				$(293,384)

Other Assets, Less Liabilities — (0.7)%				$(233,787)

Net Assets — 100.0%				$32,890,453

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2015 was $34.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,301,956

Gross unrealized appreciation	$5,600,264
Gross unrealized depreciation	(484,596)

Net unrealized appreciation	$5,115,668

Written options activity for the fiscal year to date ended February 28, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	160	$153,426
Options written	489	613,491
Options terminated in closing purchase transactions	(126)	(167,109)
Options expired	(374)	(418,695)

Outstanding, end of period	149	$181,113

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$47,670	$—
Written options	—	(293,384)

Total	$47,670	$(293,384)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,277,185 *	$—	$—	$33,277,185
Put Options Purchased	17,520	30,150	—	47,670
Short-Term Investments	—	92,769	—	92,769
Total Investments	$33,294,705	$122,919	$—	$33,417,624

Liability Description
Call Options Written	$(47,730)	$(245,654)	$—	$(293,384)
Total	$(47,730)	$(245,654)	$—	$(293,384)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015